Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Abstract]
2020	$ 109,355
2021	80,317
2022	79,296
2023	79,297
2024	63,738
Thereafter	8,254
Total	$ 420,257